NATURE OF BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
NATURE OF BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 1.	BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

General: In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments necessary to present fairly Nicolet Bankshares, Inc. (the “Company”) and its subsidiaries, consolidated balance sheets, statements of income, comprehensive income, changes in stockholders’ equity and cash flows for the periods presented, and all such adjustments are of a normal recurring nature. All material intercompany transactions and balances are eliminated. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the entire year.

These interim consolidated financial statements have been prepared according to the rules and regulations of the Securities and Exchange Commission and, therefore, certain information and footnote disclosures normally presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been omitted or abbreviated. The information contained in the audited consolidated financial statements and footnotes for the year ended December 31, 2011 should be referred to in connection with the reading of these unaudited interim financial statements.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, and the valuation of deferred tax assets.

Reclassification: Certain amounts in the 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.

Recent Accounting Pronouncements: In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard). It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The revised standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and entities can choose to early adopt the revised guidance. It is not expected to have a material impact on the Company’s financial position, results of operations or disclosures.

In April 2012, the FASB issued a proposed ASU to address the subsequent measurement of indemnification assets recognized as a result of a government assisted acquisition of a financial institution. The proposal requires an indemnification asset recognized as a result of a government assisted acquisition to be subsequently measured on the same basis as the indemnified item subject to the contractual limitations and amounts of the underlying contract. Comment letters on this proposed guidance were due by July 16, 2012. Because this standard is still in the proposal stage, the impact on the Company’s financial position, results of operations and disclosures has not been assessed.

In May 2011, the FASB issued an accounting standard that requires companies to disclose more of the processes for valuing items categorized as Level 3 in the fair value hierarchy, provide quantitative information about the significant unobservable inputs used in the measurement and, in certain cases, explain how sensitive the measurements are to changes in the inputs. Other than requiring additional disclosures, the adoption of this new guidance does not have a material impact on the Company’s financial condition, results of operations or liquidity.

In June 2011, the FASB issued an accounting standard that allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement(s) are required to be presented with equal prominence as the other primary financial statements. The accounting pronouncement eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity, but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this standard effective with its 2012 reporting, electing to present a consolidated statement of comprehensive income separate from, but consecutive to, its consolidated income statement.

NOTE 1.	NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Banking Activities: Nicolet Bankshares, Inc. was incorporated on April 5, 2000. Effective June 6, 2002, Nicolet Bankshares, Inc. received approval to become a one-bank holding company owning 100% of the common stock of Nicolet National Bank. Nicolet National Bank opened for business on October 29, 2000.

The consolidated income of Nicolet Bankshares, Inc. (the “Company”) is principally from the income of its wholly-owned subsidiary, Nicolet National Bank (the “Bank”). The Bank grants primarily commercial loans in its trade area of northeastern Wisconsin, but also grants residential and consumer loans, accepts deposits and provides trust and brokerage services to its customers. The Bank is subject to competition from other financial institutions providing financial products. The Company and the Bank are regulated by certain regulatory agencies, including the Office of the Comptroller of the Currency and the Federal Reserve Board and are subject to periodic examination by those agencies.

During 2004, the Company entered into a joint venture, Nicolet Joint Ventures, LLC (the “JV”), with a real estate development and investment firm in connection with the selection and development of a site for a new headquarters facility. The firm that is the joint venture party is considered a related party, as one of its principals is a Board member and shareholder of the Company. The JV involves a 50% ownership by the Company.

During 2008, the Company purchased 100% of Brookfield Investment Partners, LLC (“Brookfield Investments”), an investment advisory firm that provides investment strategy and transactional services to financial institutions.

In 2010, the Company purchased selected assets and assumed the deposits and leases of four Brown County, Wisconsin, branch offices from a Madison-based thrift (the “2010 Branch Acquisition”). See Note 2, “Business Combinations,” for additional disclosures.

A summary of the Company’s significant accounting policies follows.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of the Bank, Brookfield Investments and the JV. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and conform to general practices within the banking industry. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements. Results of operations of companies purchased, if any, are included from the date of acquisition.

Use of Estimates: In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, and the valuation of foreclosed real estate and deferred tax assets. The fair value disclosure of financial instruments is an estimate that can be computed within a range.

Cash and Cash Equivalents: For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and due from banks, federal funds sold, and interest-earning deposits in other banks with original maturities of 90 days or less, if any. The Bank maintains amounts in due from banks which, at times, may exceed federally insured limits. Management monitors these correspondent relationships. The Bank has not experienced any losses in such accounts. The Bank has restrictions on cash and due from banks as it is required to maintain certain vault cash and reserve balances with the Federal Reserve Bank to meet specific reserve requirements. The Bank’s reserve requirement was $175,000 at December 31, 2011, and there was no reserve requirement at December 31, 2010.

Securities Available For Sale: Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations, and other similar factors. Securities classified as available for sale are carried at fair value, with unrealized gains or losses, net of related deferred income taxes, reported as increases or decreases in accumulated other comprehensive income. Premiums and discounts are amortized or accreted into interest income over the life of the related securities using the effective interest method. Management evaluates investment securities for other-than-temporary impairment on at least an annual basis. A decline in the market value of any investment below amortized cost that is deemed other-than-temporary is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established. The decline in value attributed to non-credit related factors considered temporary in nature is recognized in other comprehensive income. In evaluating other-than-temporary impairment, management considers the length of time and extent to which the fair value has been less than cost, and the financial condition and near-term prospects of the issuer for a period sufficient to allow for any anticipated recovery in fair value in the near term. Realized gains or losses on securities sales (using the specific identification method) and declines in value judged to be other-than-temporary are included in the consolidated statements of income under loss on assets, net.

Other Investments: As a member of the Federal Reserve Bank System and the Federal Home Loan Bank (FHLB) System, the Bank is required to maintain an investment in the capital stock of these entities. These equity securities are “restricted” in that they can only be sold back to the respective institutions or another member institution at par. Therefore, they are less liquid than other tradable equity securities. As no ready market exists for these stocks, and they have no quoted market value, these investments are carried at cost. Also included are Company investments in other private companies that do not have quoted market prices, carried at cost less other-than-temporary impairment charges, if any. Management’s evaluation of these other investments for impairment includes consideration of the financial condition and other available relevant information of the issuer.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value as determined on an aggregate basis. The amount by which cost exceeds market value is accounted for as a valuation allowance. Changes, if any, in the valuation allowance are included in the determination of net income in the period in which the change occurs. As of December 31, 2011 and 2010, no valuation allowance was necessary. Loans held for sale are sold servicing released and without recourse. Mortgage fee income represents net gains from the sale of mortgage loans held for sale, as well as fees, if any, received from borrowers and loan investors related to these loans.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are carried at their principal amount outstanding. Interest income is accrued on the unpaid principal balance using the simple interest method. The accrual of interest income on loans is discontinued when, in the opinion of management, there is reasonable doubt as to the borrower’s ability to meet payment of interest or principal when due. Loans are generally placed on nonaccrual status when contractually past due 90 days or more as to interest or principal, though may be placed in such status earlier based on circumstances. Loans past due 90 days or more may continue on accrual only when they are well secured and/or in process of collection or renewal. When interest accrual is discontinued, all previously accrued but uncollected interest is reversed against current period interest income. Cash collections on nonaccrual loans are credited to the loan receivable balance and no interest income is recognized on those loans until the principal balance is paid in full. Accrual of interest may be resumed when the customer is current on all principal and interest payments and has been paying on a timely basis for a period of time.

Management considers a loan to be impaired when it is probable the Bank will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

Allowance for Loan Losses: The allowance for loan losses is a reserve for estimated credit losses on individually evaluated loans determined to be impaired as well as estimated credit losses inherent in the loan portfolio. Actual credit losses, net of recoveries, are deducted from the allowance for loan losses. Loans are charged off when management believes that the collectability of the principal is unlikely. Subsequent recoveries, if any, are credited to the allowance for loan losses. A provision for loan losses, which is a charge against earnings, is recorded to bring the allowance for loan losses to a level that, in management’s judgment, is adequate to absorb probable losses in the loan portfolio.

The allocation methodology applied by the Company is designed to assess the appropriateness of the allowance for loan losses and includes allocations for specifically identified impaired loans and loss factor allocations for all remaining loans, with a component primarily based on historical loss rates and a component primarily based on other qualitative factors. The methodology includes evaluation and consideration of several factors, such as but not limited to management’s ongoing review and grading of loans, facts and issues related to specific loans, historical loan loss and delinquency experience, trends in past due and nonaccrual loans, existing risk characteristics of specific loans or loan pools, the fair value of underlying collateral, current economic conditions and other qualitative and quantitative factors which could affect potential credit losses. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions or circumstances underlying collectability of loans. Because each of the criteria used is subject to change, the allocation of the allowance for loan losses is made for analytical purposes and is not necessarily indicative of the trend of future loan losses in any particular loan category. The total allowance is available to absorb losses from any segment of the loan portfolio. Management believes the allowance for loan losses is appropriate. The allowance analysis is reviewed by the Board on a quarterly basis in compliance with regulatory requirements.

In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require the Bank to make additions to the allowance for loan losses based on their judgments of collectability based on information available to them at the time of their examination.

Credit-Related Financial Instruments: In the ordinary course of business the Bank has entered into financial instruments consisting of commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded.

Transfers of Financial Assets: Transfers of financial assets, primarily in loan participation activities, are accounted for as sales only when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return assets.

Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the related assets. Leasehold improvements are amortized on the straight-line method over the shorter of the estimated useful lives of the improvements or the terms of the related leases. Maintenance and repairs are expensed as incurred.

Estimated useful lives of premises and equipment generally range as follows:

Building	25 – 39	years
Leasehold improvements	5 – 15	years
Furniture and equipment	3 – 10	years

Other Real Estate Owned: Other real estate owned, acquired through partial or total satisfaction of loans, is carried at the lower of cost or fair value less estimated costs to sell. Any write-down in the carrying value at the time of acquisition is charged to the allowance for loan losses. Any subsequent write-downs to reflect current fair market value, as well as gains or losses on disposition and revenues and expenses incurred to hold and maintain such properties, are treated as period costs. Other real estate owned, included in other assets in the consolidated balance sheets, was approximately $641,000 and $1,443,000 at December 31, 2011 and 2010, respectively.

Goodwill and Core Deposit Intangible: The excess of the cost of an acquisition over the fair value of the net assets acquired results primarily in goodwill or deposit base premiums which are included in other assets in the consolidated balance sheets. The core deposit intangible (related to the 2010 Branch Acquisition) has an estimated finite life, is amortized on an accelerated basis over a 10-year period, and is subject to periodic impairment evaluation. Goodwill is not amortized but is subject to impairment tests on at least an annual basis. Management periodically reviews the carrying value of its long-lived and intangible assets to determine if any impairment has occurred or whether changes in circumstances have occurred that would require a revision to the remaining useful life, in which case an impairment charge would be recorded as an expense in the period of impairment. In making such determination, management evaluates whether there are any adverse qualitative factors indicating that an impairment may exist, as well as the performance, on an undiscounted basis, of the underlying operations or assets which give rise to the intangible. The Company’s annual assessments indicated no impairment charge on goodwill or core deposit intangible was required for 2011 or 2010. Goodwill was approximately $762,000 at both December 31, 2011 and 2010. The net book value of core deposit intangible was approximately $2,880,000 and $3,621,000 at December 31, 2011 and 2010, respectively.

Short-term borrowings: Short-term borrowings consist primarily of overnight Federal funds purchased and securities sold under agreements to repurchase (“repos”), or other short-term borrowing arrangements. Repos are with commercial deposit customers, and are treated as financing activities carried at the amounts that will be subsequently repurchased as specified in the respective agreements. Repos generally mature within one to four days from the transaction date. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

Stock-based Compensation Plans: Share-based payment to employees, including grants of employee stock options, are valued at fair value on the date of grant and expensed as compensation expense over the applicable vesting period.

For stock option grants with graded vesting schedules compensation expense is recognized on a straight-line basis over the requisite service period of the award. The fair value of each option is estimated on the date of grant using the Black-Scholes model. There were no stock option grants in 2011. The weighted average assumptions used for valuing option grants in 2010 and 2009 follow:

	2010	2009
Dividend yield	0%	0%
Expected volatility	25%	22%
Risk-free interest rate	2.12%	3.00%
Expected average life	7 years	7 years
Weighted average per share fair value of options	$5.41	$5.25

Income taxes: The Company files a consolidated federal income tax return and a combined state income tax return (both of which include the Company and its wholly-owned subsidiaries). Accordingly, amounts equal to tax benefits of those companies having taxable federal losses or credits are reimbursed by the companies that incur federal tax liabilities.

Amounts provided for income tax expense are based on income reported for financial statement purposes and do not necessarily represent amounts currently payable under tax laws. Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws rates applicable to the periods in which the differences are expected to affect taxable income. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company may also recognize a liability for unrecognized tax benefits from uncertain tax positions. Unrecognized tax benefits represent the differences between a tax position taken or expected to be taken in a tax return and the benefit recognized and measured in the financial statements. At December 31, 2011, the Company had determined it had no significant uncertain tax positions. Interest and penalties related to unrecognized tax benefits are classified as income taxes.

Earnings Per Common Share: Basic earnings per common share are calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share are calculated by dividing net income available to common shareholders by the weighted average number of common shares adjusted for the dilutive effect of outstanding stock options, and other potential common stock issuances, if any, from instruments such as convertible securities and warrants.

Earnings per share and related information are summarized as follows:

	Years ended December 31,
	2011	2010	2009
Net income, net of noncontrolling interest	$1,490,285	$1,110,349	$1,176,763
Less preferred stock dividends and discount accretion	1,461,332	985,160	1,001,017
Net income available to common shareholders	$28,953	$125,189	$175,746

Weighted average common shares outstanding	3,468,658	3,452,358	3,499,793
Effect of dilutive stock options	19,102	28,684	28,309
Diluted weighted average common shares outstanding	3,487,760	3,481,042	3,528,102

Basic earnings per common share	$0.01	$0.04	$0.05
Diluted earnings per common share	$0.01	$0.04	$0.05

Treasury Stock: Treasury stock is accounted for at cost on a first-in-first-out basis. It is the Company’s general policy to cancel treasury stock shares in the same year as purchased.

Comprehensive income: Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, bypass the income statement and instead are reported in accumulated other comprehensive income, as a separate component of the equity section of the balance sheet. Realized gains or losses are reclassified to current period earnings. Changes in these items, along with net income, are components of comprehensive income.

Reclassifications: Certain amounts in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the 2011 presentation.

New Accounting Developments: In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This ASU requires additional disclosure to facilitate financial statement users’ evaluation of: (1) the nature of credit risk inherent in the entity’s loan portfolio, (2) how that risk is analyzed and assessed in arriving at the allowance for loan losses, and (3) the changes and reasons for those changes in the allowance for loan losses. The increased disclosures as of the end of a reporting period are effective for periods ending on or after December 15, 2011. Increased disclosures about the activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 31, 2011. The Company adopted the accounting standard as of December 31, 2011, except for the activity-related disclosures which are required to be adopted in 2012, with no material impact on its results of operations, financial position and liquidity. See Note 4 for additional disclosures required under this accounting standard.